UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02-13-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 87
                                        -------------------

Form 13F Information Table Value Total: $123,595
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE

                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock    88579Y101        1973000     34290     SOLE                X
ABBOTT LABORATORIES                 Common Stock    002824100        3786000     70950     SOLE                X
ADOBE SYSTEMS, INC.                 Common Stock    00724F101        1150000     54030     SOLE                X
AGILENT TECHNOLOGIES                Common Stock    00846U101         160000     10300     SOLE                X
AIR PRODUCTS & CHEMICALS            Common Stock    009158106         336000      6700     SOLE                X
ALTRIA GROUP INC.                   Common Stock    02209S103         221000     14700     SOLE                X
AMERICAN EXPRESS CO.                Common Stock    025816109         491000     26520     SOLE                X
AMGEN INC.                          Common Stock    031162100        1882000     32600     SOLE                X
APPLE COMPUTER                      Common Stock    037833100        5109000     59860     SOLE                X
AQUA AMERICA                        Common Stock    03836W103        1308000     63532     SOLE                X
AVON PRODUCTS                       Common Stock    054303102         756000     31500     SOLE                X
BB&T CORPORATION                    Common Stock    054937107         683000     24900     SOLE                X
BP plc (ADR)                        Common Stock    055622104        1425000     30500     SOLE                X
BAKER HUGHES, INC.                  Common Stock    057224107         641000     20000     SOLE                X
BANK OF NY MELLON CORP              Common Stock    064058100         658000     23251     SOLE                X
BAXTER INTERNATIONAL                Common Stock    071813109        2861000     53400     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock    084670207         498000       155     SOLE                X
BOEING CORPORATION                  Common Stock    097023105        1475000     34575     SOLE                X
BRISTOL-MYERS SQUIBB                Common Stock    110122108         627000     27000     SOLE                X
CHEVRON TEXACO                      Common Stock    166764100         554000      7500     SOLE                X
CISCO SYSTEMS                       Common Stock    17275R102        1980000    121475     SOLE                X
CITIGROUP                           Common Stock    172967101         206000     30794     SOLE                X
COCA COLA                           Common Stock    191216100        2471000     54588     SOLE                X
COLGATE-PALMOLIVE COMPANY           Common Stock    194162103        1480000     21600     SOLE                X
CONOCO PHILLIPS                     Common Stock    20825c104         504000      9746     SOLE                X
CORNING INC.                        Common Stock    219350105         360000     37800     SOLE                X
CYTEC INDUSTRIES                    Common Stock    232820100         417000     19670     SOLE                X
DEVON ENERGY CORP.                  Common Stock    25179M103        1754000     26700     SOLE                X
DIEBOLD                             Common Stock    253651103         365000     13000     SOLE                X
DISNEY (WALT) CO.                   Common Stock    254687106        1280000     56425     SOLE                X
DOVER CORP                          Common Stock    260003108        1119000     34000     SOLE                X
DUPONT DE NEMOURS                   Common Stock    263534109         578000     22859     SOLE                X
EMC CORPORATION                     Common Stock    268648102         108000     10400     SOLE                x
EMERSON CO.                         Common Stock    291011104        2701000     73800     SOLE                X
EXXON MOBIL                         Common Stock    30231G102       10146000    127097     SOLE                X
FLUOR CORP                          Common Stock     34386110         735000     16400     SOLE                X
GENENTECH INC. NEW                  Common Stock    368710406         903000     10900     SOLE                X
GENERAL ELECTRIC                    Common Stock    369604103        2941000    181567     SOLE                X
GENTEX CORPORATION                  Common Stock    371901109         353000     40000     SOLE                X
GOLDMAN SACHS                       Common Stock    38141G104         763000      9050     SOLE                X
GOOGLE, INC.                        Common Stock    38259P508         496000      1615     SOLE                X
HALLIBURTON COMPANY                 Common Stock    406216101         641000     35300     SOLE                X
HOME DEPOT                          Common Stock    437076102         978000     42500     SOLE                X
HONEYWELL INTL                      Common Stock    438516106        1977000     60240     SOLE                X
IBM CORPORATION                     Common Stock    459200101        1726000     20511     SOLE                X
ISHARES MCSI EMERGING MKTS          Common Stock    464287234         352000     14100     SOLE                X
ITT INDUSTRIES                      Common Stock    450911102         841000     18300     SOLE                X
INGERSOLL-RAND COMPANY LTD          Common Stock    G4776G101         471000     27200     SOLE                X
INTEL CORP.                         Common Stock    458140100        1028000     70125     SOLE                X
JP MORGAN CHASE & CO.               Common Stock    46625H100        2791000     88548     SOLE                X
JACOBS ENGINEERING GROUP            Common Stock    469814107        2496000     51910     SOLE                X
JOHNSON & JOHNSON                   Common Stock    478160104        7264000    121422     SOLE                X
KIMBERLY CLARK                      Common Stock    494368103         770000     14600     SOLE                X
L-3 COMMUNICATIONS                  Common Stock    502424104        1069000     14500     SOLE                X
LILLY (ELI) & CO.                   Common Stock    532457108        1107000     27500     SOLE                X
LOCKHEED MARTIN CORP                Common Stock    539830109        1858000     22100     SOLE                X
MARTIN MARIETTA MATERIALS, INC.     Common Stock    573284106        1164000     12000     SOLE                X
MEDTRONIC                           Common Stock    585055106         227000      8840     SOLE                X
MERRILL LYNCH                       Common Stock    590188108         360000     31000     SOLE                X
MICROSOFT CORPORATION               Common Stock    594918104        1747000     89890     SOLE                X
MONSANTO                            Common Stock    61166W101         777000     11050     SOLE                x
MORGAN STANLEY                      Common Stock    617446448         407000     25395     SOLE                X
NIKE INC.                           Common Stock    654106103         969000     19000     SOLE                X
NORFOLK SOUTHERN CORP.              Common Stock    655844108        1251000     26600     SOLE                X
ORACLE CORPORATION                  Common Stock    68389X105        1450000     81800     SOLE                X
PALL CORPORATION                    Common Stock    696429307         966000     34000     SOLE                X
PEABODY ENERGY CORP                 Common Stock    704549104         341000     15000     SOLE                X
PEPSICO                             Common Stock    713448108        1548000     28275     SOLE                X
PFIZER                              Common Stock    717081103        1103000     62300     SOLE                X
PHILIP MORRIS INTERNATIONAL         Common Stock    718172109         639000     14700     SOLE                X
PRECISION CASTPARTS                 Common Stock    740189105         832000     14000     SOLE                X
PROCTER & GAMBLE                    Common Stock    742718109        8047000    130170     SOLE                X
QUALCOMM                            Common Stock    747525103        1959000     54700     SOLE                X
SPDR GOLD SHARES                    Common Stock    780259206         346000      4000     SOLE                X
SARA LEE CORP                       Common Stock    803111103         195000     20000     SOLE                X
SCHLUMBERGER LIMITED                Common Stock    806857108        2473000     58425     SOLE                X
STRYKER CORPORATION                 Common Stock    863667101        1375000     34430     SOLE                X
TEREX CORP                          Common Stock    880779103         294000     17000     SOLE                X
TETRA TECH INC.                     Common Stock    88162G103        1106000     45800     SOLE                X
THOMAS & BETTS CORP.                Common Stock    884315102         288000     12000     SOLE                X
TIME WARNER                         Common Stock    887317105         265000     26350     SOLE                X
UNITED PARCEL SERVICE               Common Stock    911312106        3690000     66900     SOLE                X
WATERS CORP                         Common Stock    941848103        2910000     79400     SOLE                X
WATTS WATER TECHNOLOGIES            Common Stock    942749102        1460000     58500     SOLE                X
WELLS FARGO                         Common Stock    30226D106        1235000     41900     SOLE                X
WYETH                               Common Stock    983024100         230000      6146     SOLE                X
ZIMMER HOLDINGS                     Common Stock    98956P102         318000      7870     SOLE                X
TOTAL VALUE                                                        123595000